Provisions - Summary of Non-Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 268,722
Ending balance for the period	337,404	₺ 268,722
Non-current provision [member]
Disclosure of other provisions [line items]
Beginning balance for the period	268,722	197,418
Provisions recognized	41,267	53,439
Unwinding of discount	14,262	9,760
Transfer to current provisions	(7,916)	(5,382)
Effect of changes in exchange rates	21,069	13,487
Ending balance for the period	337,404	268,722
Non-current provision [member] | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	9,364	8,887
Provisions recognized	12,187	5,859
Transfer to current provisions	(7,916)	(5,382)
Ending balance for the period	13,635	9,364
Non-current provision [member] | Obligations for dismantling,removing and site restoration [member]
Disclosure of other provisions [line items]
Beginning balance for the period	259,358	188,531
Provisions recognized	29,080	47,580
Unwinding of discount	14,262	9,760
Effect of changes in exchange rates	21,069	13,487
Ending balance for the period	₺ 323,769	₺ 259,358